Produced Content, Net - Components of Produced Content, Net (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Released, less amortization and impairment
Predominantly monetized with other contents	¥ 3,328,583	$ 467,925	¥ 2,850,114
Predominantly monetized on its own	90,548	12,729	29,782
Predominantly monetized with other contents and on its own, Released	3,419,131	480,654	2,879,896
In production, less impairment
Predominantly monetized with other contents	7,771,139	1,092,450	6,338,582
Predominantly monetized on its own	646,584	90,895	503,515
Predominantly monetized with other contents and on its own, Production	8,417,723	1,183,345	6,842,097
In development, less impairment
Predominantly monetized with other contents	841,764	118,333	1,134,351
Predominantly monetized on its own	32,998	4,639	94,734
Predominantly monetized with other contents and on its own, Development	874,762	122,972	1,229,085
Film monetized on its own and film monetized in film group costs	¥ 12,711,616	$ 1,786,971	¥ 10,951,078